Property and Equipment - Accumulated Depreciation (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		$ 219,082
Property, plant and equipment at end of period	$ 351,395	216,259	$ 219,082
Additional information
Depreciation on Investment Properties		368	368	$ 379
Accumulated depreciation
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		(313,831)	(292,329)
Depreciation charges in the period		(25,808)	(24,326)
Sales and disposals in the period		7,549	2,824
Property, plant and equipment at end of period		(332,090)	(313,831)	(292,329)
Accumulated depreciation | Land and Buildings
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		(134,900)	(126,568)
Depreciation charges in the period		(9,040)	(8,470)
Sales and disposals in the period		1,172	138
Property, plant and equipment at end of period		(142,768)	(134,900)	(126,568)
Accumulated depreciation | Equipment
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		(139,277)	(127,644)
Transfers			(18)
Depreciation charges in the period		(13,723)	(13,268)
Sales and disposals in the period		4,851	1,653
Reclassifications		143
Property, plant and equipment at end of period		(148,006)	(139,277)	(127,644)
Accumulated depreciation | Other
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		(39,654)	(38,117)
Transfers			18
Depreciation charges in the period		(3,045)	(2,588)
Sales and disposals in the period		1,526	1,033
Reclassifications		(143)
Property, plant and equipment at end of period		$ (41,316)	$ (39,654)	$ (38,117)